Derivative Financial Instruments (Schedule of Changes in Fair Value) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other assets
Assets
Notional Amount		$ 8,970	$ 5,844
Fair Value		58	46
Other liabilities
Liabilities
Notional Amount	$ 7,129	4,013	3,865
Fair Value	41	14	20
Mortgage backed securities forwards
Liabilities
Fair Value		6
Designated as Hedging Instrument | Interest rate swaps on FHLB advances
Assets
Fair Value	3
Liabilities
Fair Value	55	4
Designated as Hedging Instrument | Interest rate swaps on FHLB advances | Other assets
Assets
Notional Amount	200
Fair Value	3
Designated as Hedging Instrument | Interest rate swaps on FHLB advances | Other liabilities
Liabilities
Notional Amount	825	825
Fair Value	55	4
Not Designated as Hedging Instrument
Assets
Fair Value	56	32	52
Liabilities
Fair Value	41	14
Not Designated as Hedging Instrument | Other assets
Assets
Notional Amount	15,397	8,970
Fair Value	119	58
Not Designated as Hedging Instrument | U.S. Treasury and euro dollar futures
Assets
Fair Value	1		18
Liabilities
Fair Value	0	1
Not Designated as Hedging Instrument | U.S. Treasury and euro dollar futures | Other assets
Assets
Notional Amount	5,450	1,892	2,530
Fair Value	1	0	7
Not Designated as Hedging Instrument | U.S. Treasury and euro dollar futures | Other liabilities
Liabilities
Notional Amount	635	768	687
Fair Value	0	1	1
Not Designated as Hedging Instrument | Mortgage backed securities forwards
Assets
Fair Value	2	7	26
Liabilities
Fair Value	24	6
Not Designated as Hedging Instrument | Mortgage backed securities forwards | Other assets
Assets
Notional Amount	1,317	1,931	355
Fair Value	2	7	2
Not Designated as Hedging Instrument | Mortgage backed securities forwards | Other liabilities
Liabilities
Notional Amount	5,849	2,655	2,789
Fair Value	24	6	13
Not Designated as Hedging Instrument | Rate lock commitments | Other assets
Assets
Notional Amount	6,357	3,593	2,604
Fair Value	63	26	31
Not Designated as Hedging Instrument | Rate lock commitments | Other liabilities
Liabilities
Notional Amount	87	168	22
Fair Value	0	0	0
Not Designated as Hedging Instrument | Interest rate swaps
Assets
Fair Value		25	8
Liabilities
Fair Value		7	6
Not Designated as Hedging Instrument | Interest rate swaps | Other assets
Assets
Notional Amount		1,554	355
Fair Value		25	6
Not Designated as Hedging Instrument | Interest rate swaps | Other liabilities
Liabilities
Notional Amount	558	422	367
Fair Value	17	7	$ 6
Not Designated as Hedging Instrument | Interest Rate Swaps and Swaptions
Assets
Fair Value	53	25
Liabilities
Fair Value	17	7
Not Designated as Hedging Instrument | Interest Rate Swaps and Swaptions | Other assets
Assets
Notional Amount	2,273	1,554
Fair Value	$ 53	$ 25